SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Cash and cash equivalents	$ 586,986	$ 840,913	$ 907,530	$ 698,386	$ 85,688
Restricted cash and cash equivalents – current	0	4,365	10,952	8,896	0
Restricted cash and cash equivalents – non-current	0	4,000	4,000	0	4,144
Cash, cash equivalents and restricted cash and cash equivalents	$ 586,986	$ 849,278	$ 922,482	$ 707,282	$ 89,832	$ 173,956	$ 31,653